Inventories (Tables)	12 Months Ended
Jan. 31, 2022
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Summary of Inventories
The Company’s inventories were as follows, as at:

	January 31, 2022	January 31, 2021

Materials and work in progress	$1,193.6	$540.7
Finished products	176.9	305.0
Parts, accessories and apparel	320.8	241.6
Total inventories	$1,691.3	$1,087.3